Finance Receivables, Credit Quality Information - Changes in the allowance for the loan losses by product type (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 12, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period			$ 3,474	$ 16,327	$ 16,327	$ 16,327
Provision		$ 1,979	14,505	16,556
Charge-offs		(1,038)	(22,035)	(29,491)
Recoveries		2,533	10,095	11,411
Balance at the end of the period	$ 3,474	3,474	6,039	14,803		3,474	$ 16,327
Total Finance receivables at the end of the period	$ 89,808	$ 89,808	$ 80,155	$ 88,975		$ 89,808	113,368
Allowance as a percentage of receivable	3.87%	3.87%	7.53%	16.64%		3.87%
Allowance for TDR's	$ 3,113		$ 21,286
Third party lender
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period		$ 4,441	4,513
Provision	947		5,758	$ 5,017
Charge-offs	(875)		(4,417)
Balance at the end of the period	4,513	4,513	5,854			$ 4,513
Debt sales			210
Consumer Borrower
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period			3,474
Balance at the end of the period	3,474	3,474	6,039			3,474
Total Finance receivables at the end of the period	89,808	89,808	80,155			89,808
Troubled debt restructuring
Changes in the allowance for the loan losses by product type
Allowance for TDR's	1	1	3	6		1
Net carrying value of TDR's	3	3	6	14		3
Credit service program (CSO Program) | Third party lender
Changes in the allowance for the loan losses by product type
Debt sales					934
Total gross finance receivables for which accrual for third-party lender losses has been recorded	34,144	34,144	33,854			34,144	36,967
Short-term consumer loans
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period			2,018
Provision			7,572
Charge-offs			(16,402)
Recoveries			9,127
Balance at the end of the period	2,018	2,018	2,315			2,018
Total Finance receivables at the end of the period	53,779	53,779	$ 51,283			53,779
Allowance as a percentage of receivable			4.51%
Short-term consumer loans | Third party lender
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period		4,379	$ 4,454
Provision	947		2,857
Charge-offs	(872)		(4,410)
Balance at the end of the period	4,454	4,454	2,901			4,454
Short-term consumer loans | Consumer Borrower
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period			2,018	2,697	2,697	2,697
Provision		1,180		8,159
Charge-offs		(1,038)		(18,424)
Recoveries		1,876		9,886
Balance at the end of the period	2,018	2,018		2,318		2,018	2,697
Total Finance receivables at the end of the period	$ 53,779	$ 53,779		$ 52,115		$ 53,779
Allowance as a percentage of receivable	3.75%	3.75%		4.45%		3.75%
Debt sales				$ 412
Short-term consumer loans | Credit service program (CSO Program)
Changes in the allowance for the loan losses by product type
Recoveries	$ 270
Short-term consumer loans | Ohio credit service program (CSO Program)
Changes in the allowance for the loan losses by product type
Recoveries	1,216		6,936	9,841
Total gross finance receivables for which accrual for third-party lender losses has been recorded	30,490	$ 30,490	17,620			$ 30,490
Required purchases			9,898	13,186
Short-term consumer loans | Ohio credit service program (CSO Program) | Third party lender
Changes in the allowance for the loan losses by product type
Total gross finance receivables for which accrual for third-party lender losses has been recorded	30,490	30,490				30,490	31,341
Short-term consumer loans | Ohio credit service program (CSO Program) | Consumer Borrower
Changes in the allowance for the loan losses by product type
Required purchases	2,082
Short-term consumer loans | Texas credit service program (CSO Program)
Changes in the allowance for the loan losses by product type
Recoveries			1,205	1,437
Total gross finance receivables for which accrual for third-party lender losses has been recorded	3,351	3,351	2,884			3,351
Required purchases			2,547			3,654
Short-term consumer loans | Texas credit service program (CSO Program) | Third party lender
Changes in the allowance for the loan losses by product type
Total gross finance receivables for which accrual for third-party lender losses has been recorded	3,351	3,351				3,351	4,460
Required purchases	485
Medium-term consumer loans
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period			1,456
Provision			6,933
Charge-offs			(5,633)
Recoveries			968
Balance at the end of the period	1,456	1,456	3,724			1,456
Total Finance receivables at the end of the period	36,029	36,029	$ 28,872			36,029
Allowance as a percentage of receivable			12.90%
Medium-term consumer loans | Third party lender
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period		62	$ 59
Provision			2,901
Charge-offs	(3)		(7)
Balance at the end of the period	59	59	2,953			59
Medium-term consumer loans | Consumer Borrower
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period			1,456	13,630	13,630	13,630
Provision		799		8,397
Charge-offs				(11,067)
Recoveries		657		1,525
Balance at the end of the period	1,456	1,456		12,485		1,456	13,630
Total Finance receivables at the end of the period	$ 36,029	$ 36,029		$ 36,860		$ 36,029
Allowance as a percentage of receivable	4.04%	4.04%		33.87%		4.04%
Debt sales				$ 562
Medium-term consumer loans | Troubled debt restructuring | Consumer Borrower
Changes in the allowance for the loan losses by product type
Provision and write off	$ 3		10	20
Payment defaults for loans evaluated for impairment	1		23	54
Medium-term consumer loans | Ohio credit service program (CSO Program)
Changes in the allowance for the loan losses by product type
Recoveries			58	59
Total gross finance receivables for which accrual for third-party lender losses has been recorded	303	$ 303	13,350			$ 303
Required purchases			63	199
Medium-term consumer loans | Ohio credit service program (CSO Program) | Third party lender
Changes in the allowance for the loan losses by product type
Total gross finance receivables for which accrual for third-party lender losses has been recorded	303	$ 303				303	1,166
Medium-term consumer loans | Ohio credit service program (CSO Program) | Consumer Borrower
Changes in the allowance for the loan losses by product type
Recoveries	19
Required purchases	17
Check cashing | Consumer Borrower
Changes in the allowance for the loan losses by product type
Provision	187		$ 1,023	1,062
Predecessor
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period	16,379			16,327	16,327	16,327	16,219	$ 23,892
Provision					67,827		97,569	84,742
Charge-offs					(103,627)		(148,335)	(161,900)
Recoveries					35,852		50,874	69,485
Balance at the end of the period					16,379		16,327	16,219
Total Finance receivables at the end of the period					$ 101,380		$ 113,368	$ 113,020
Allowance as a percentage of receivable					16.16%		14.40%	14.35%
Allowance for TDR's				22,635	$ 97,098		$ 136,201	$ 115,962
Predecessor | Third party lender
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period	4,441			4,818	4,818	4,818	3,099	2,610
Provision				5,017	24,258		32,666	25,164
Charge-offs				(6,067)	(24,635)		(30,947)	(24,675)
Balance at the end of the period				3,768	4,441		4,818	3,099
Predecessor | Troubled debt restructuring
Changes in the allowance for the loan losses by product type
Allowance for TDR's					41		80	219
Net carrying value of TDR's					64		146	660
Predecessor | Credit service program (CSO Program) | Third party lender
Changes in the allowance for the loan losses by product type
Debt sales							988
Predecessor | Short-term consumer loans | Third party lender
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period	4,379			4,571	4,571	4,571	2,907	2,390
Provision				4,938	24,045		32,277	24,261
Charge-offs				(5,928)	(24,237)		(30,613)	(23,744)
Balance at the end of the period				3,580	4,379		4,571	2,907
Predecessor | Short-term consumer loans | Consumer Borrower
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period	2,818			2,697	2,697	2,697	2,223	3,676
Provision					38,012		46,240	37,906
Charge-offs					(69,716)		(91,072)	(101,069)
Recoveries					31,825		45,306	61,710
Balance at the end of the period					2,818		2,697	2,223
Total Finance receivables at the end of the period					$ 60,780		$ 66,465	$ 61,589
Allowance as a percentage of receivable					4.64%		4.06%	3.61%
Debt sales					$ 1,188		$ 1,199	$ 1,484
Predecessor | Short-term consumer loans | Credit service program (CSO Program)
Changes in the allowance for the loan losses by product type
Recoveries					4,123		6,888
Predecessor | Short-term consumer loans | Ohio credit service program (CSO Program)
Changes in the allowance for the loan losses by product type
Recoveries					29,912		23,557
Predecessor | Short-term consumer loans | Ohio credit service program (CSO Program) | Consumer Borrower
Changes in the allowance for the loan losses by product type
Required purchases					46,368		43,584
Predecessor | Short-term consumer loans | Texas credit service program (CSO Program) | Third party lender
Changes in the allowance for the loan losses by product type
Required purchases					11,293		17,542
Predecessor | Medium-term consumer loans | Third party lender
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period	62			247	247	247	192	220
Provision				79	213		389	903
Charge-offs				(139)	(398)		(334)	(931)
Balance at the end of the period				188	62		247	192
Predecessor | Medium-term consumer loans | Consumer Borrower
Changes in the allowance for the loan losses by product type
Balance at the beginning of the period	$ 13,561			$ 13,630	13,630	$ 13,630	13,996	20,216
Provision					29,815		51,329	46,836
Charge-offs					(33,911)		(57,263)	(60,831)
Recoveries					4,027		5,568	7,775
Balance at the end of the period					13,561		13,630	13,996
Total Finance receivables at the end of the period					$ 40,600		$ 46,903	$ 51,431
Allowance as a percentage of receivable					33.40%		29.06%	27.21%
Debt sales					$ 1,196		$ 1,555	$ 2,606
Predecessor | Medium-term consumer loans | Troubled debt restructuring | Consumer Borrower
Changes in the allowance for the loan losses by product type
Provision and write off					111		256	669
Payment defaults for loans evaluated for impairment					210		432	1,279
Predecessor | Medium-term consumer loans | Ohio credit service program (CSO Program) | Consumer Borrower
Changes in the allowance for the loan losses by product type
Recoveries					270		305
Required purchases					669		638
Predecessor | Check cashing | Consumer Borrower
Changes in the allowance for the loan losses by product type
Provision					$ 5,013		$ 5,966	$ 6,056